Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Summary of Options Activity

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2013	-	-
Granted	250,000	$6.15
Forfeited	-	-
Exercised	-	-
Outstanding at June 30, 2014	250,000	$6.15
Exercisable at June 30, 2014	62,500	$6.15